INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Total	$ 2,846	$ 2,687
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,812	2,645
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Total	$ 34	$ 42